Supplementary Statement of Operations Information (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues [Member] | Customer A [Member]
Sales to Major Customers
Percentage of revenues		100.00%	100.00%